AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON AUGUST 6, 2026

1933 Act Registration File No.: 333-227298

1940 Act File No.: 811-23377

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 327	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 328	☒

TIDAL TRUST I

(Exact Name of Registrant as Specified in Charter)

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204

(Address of Principal Executive Offices, Zip Code)

(Registrant’s Telephone Number, including Area Code) (855) 843-2534

The Corporation Trust Company

1209 Orange Street

Corporation Trust Center

Wilmington, DE 19801

(Name and Address of Agent for Service)

Copies to:

Eric W. Falkeis Tidal ETF Services LLC 234 West Florida Street, Suite 700 Milwaukee, Wisconsin 53204	Christopher M. Cahlamer Godfrey & Kahn, S.C. 833 East Michigan Street, Suite 1800 Milwaukee, Wisconsin 53202

Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on September 4, 2026, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 307 (the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on March 27, 2026, and pursuant to Rule 485(a)(2) would have become effective on June 10, 2026.

Post-Effective Amendment No. 317 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating July 9, 2026, as the new date upon which the Amendment would have become effective.

Post-Effective Amendment No. 323 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating August 7, 2026, as the new date upon which the Amendment would have become effective.

This Post-Effective Amendment No. 327 is being filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating September 4, 2026, as the new date upon which the Amendment shall become effective.

This Post-Effective Amendment No. 327 incorporates by reference the information contained in Parts A, B, and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, (the “Securities Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 327 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 327 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Milwaukee, State of Wisconsin, on August 6, 2026.

Tidal Trust I

By: /s/ Eric W. Falkeis

Eric W. Falkeis

President

Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 327 to its Registration Statement has been signed below by the following persons in the capacities indicated on August 6, 2026.

Signature	Title

/s/ Eric W. Falkeis	President (principal executive officer), Trustee, Chairman, and Secretary
Eric W. Falkeis

Dusko Culafic*	Trustee
Dusko Culafic

Mark H. W. Baltimore*	Trustee
Mark H. W. Baltimore

Eduardo Mendoza*	Trustee
Eduardo Mendoza

/s/ Aaron Perkovich	Treasurer (principal financial officer and principal accounting officer)
Aaron Perkovich

*By: /s/ Eric W. Falkeis
Eric W. Falkeis, Attorney-in-Fact Pursuant to Powers of Attorney filed previously.